SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Government assistance) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Analysis of income and expense [abstract]
Manufacturing costs	$ 108.4
Write-down of inventory to net realizable value	108.1	$ 62.9
Excess commodity contracts	11.3
Costs of sales, transfers	9.4
Net gain in costs of sales	9.6
Disclosure of costs of sale [Line Items]
Accrued insurance recoveries	111.0
Loss recognized on disposal of damaged inventory	41.7
Loss recognized on disposal of unrepairable equipment	22.6
Salary and benefits, equipment repair and clean-up costs	13.3
Salary, benefits and overhead costs	23.8
Government assistance	9.2	14.0
Government assistance related to employment subsidies	3.9	$ 0.0
Cash flows from operating activities
Disclosure of costs of sale [Line Items]
Accrued insurance recoveries	50.0
Financial assets included in prepaid expenses, deposits and other current assets
Disclosure of costs of sale [Line Items]
Accrued insurance recoveries	$ 61.0